Commitments and Contingencies - Summary of Future Minimum Annual Lease Payments under Operating Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025		$ 69
2026		11
Total minimum lease payments		80
Less: amount representing interest		5
Present value of obligations under leases		75
Less: current portion	$ 21	44	$ 120
Noncurrent operating lease liability		$ 31	$ 85